Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	$ 53,148	$ 41,233
Carrying amount of the hedged item, Liabilities	25,631	18,598
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(1,965)	(3,252)
Cash flow hedges [member] | Deposits [member] | Foreign Exchange rate Risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	22,807	16,524
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(687)	(710)
Cash flow hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	53,148	41,233
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(565)	(1,622)
Cash flow hedges [member] | Share-based payment [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	2,824	2,074
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(713)	(920)
NIFO hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	41,733	39,742
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	297	267
Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	96,351	124,118
Carrying amount of the hedged item, Liabilities	137,420	160,824
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	1,028	655
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(897)	(1,779)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(245)	1,420
Fair value hedges [member] | Deposits [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	99,987	133,104
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(664)	(1,142)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(741)	(2,135)
Fair value hedges [member] | Deposits [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	31,903	21,531
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(375)	(733)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(372)	(741)
Fair value hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	11,014	51,302
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	97	770
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(186)	1,057
Fair value hedges [member] | Securities [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	85,323	72,816
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	931	(115)
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	1,114	3,446
Fair value hedges [member] | Securities [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	14
Fair value hedges [member] | Subordinated indebtedness [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	5,530	6,189
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	142	96
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	$ (60)	$ (207)